EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2023
Earnings (Loss) Per share
EARNINGS PER SHARE

NOTE 16 – EARNINGS PER SHARE

For the years ended March 31, 2022 and 2021, the Company has no stock options, warrants and other diluted items issued. For the year ended March 31, 2023, the Company has warrants outstanding (see note 14) and no diluted impact on earnings per share due to loss position as at March 31, 2023.

	For the years ended March 31,
	2023	2022	2021

Net (loss) income attributable to the Company	$(3,474,512)	$9,749	$2,866,857
Weighted average number of common shares outstanding – Basic and Diluted	38,689,560	35,000,000	35,000,000

Earnings per share – Basic and Diluted	$(0.09)	$0.00	$0.08